Accrued Expenses And Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Government authorities	$ 5,015	$ 3,603
Accrued expenses	1,186	642
Uncertain tax position	322	272
Hedging transaction liabilities	419
Accrued expenses and other current liabilities	$ 6,942	$ 4,517